ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS

General Agriculture Corporation (“Gelt” or the “Company”), formerly Geltology Inc., was established under the laws of the State of Delaware on March 24, 2010. On July 12, 2013, Gelt filed with the Secretary of State of Delaware a Certificate of Amendment to change its name to General Agriculture Corporation. The accompanying unaudited consolidated financial statements include the financial statements of General Agriculture Corporation and its subsidiaries (collectively, the “Company”). The Company is primarily engaged in planting, preserving, packaging and marketing premium navel oranges for distribution and sale throughout the People’s Republic of China (“PRC”).
On July 12, 2013, the Company affected the 1 for 8 reverse split of the Company’s issued and outstanding common stock, decreasing the number of outstanding shares from 127,349,551 to 15,918,940. These statements have been retroactively adjusted to reflect this reverse split.

Note 1 – Organization And Nature Of Business

General Agriculture Corporation (“Gelt”), formerly Geltology Inc., was established under the laws of the State of Delaware on March 24, 2010. On July 12, 2013, Gelt filed with the Secretary of State of Delaware a Certificate of Amendment to change its name to General Agriculture Corporation. The accompanying consolidated financial statements include the financial statements of General Agriculture Corporation and its subsidiaries (collectively refer to as, the “Company”). The Company is primarily engaged in planting, preserving, packaging and marketing premium navel oranges for distribution and sale throughout the People’s Republic of China (“PRC”).

On July 11, 2012, Gelt completed a reverse acquisition of General Red Holding, Inc. (“GRH”), which was established under the laws of the State of Delaware on January 18, 2011. To accomplish the Share Exchange Agreement, Gelt issued to GRH an aggregate of 125,112,803 shares of the common stock of Gelt, at par value of $0.0001 per share. Gelt was delivered with zero assets and zero liabilities at the time of closing. Immediately prior to the Share Exchange, Gelt had 6,750,000 shares of Common Stock issued and outstanding. Simultaneously with the transaction, the two principal shareholders of Gelt surrendered for cancellation an aggregate of 4,513,252 shares of Common Stock beneficially owned by them. The transaction was recorded as a reverse merger whereby GRH was considered to be the accounting acquirer. Although GELT is the legal parent company, the share exchange was treated as a recapitalization of GRH. Thus, GRH is the continuing entity for financial reporting purposes. The financial statements have been prepared as if GRH had always been the reporting company and then on the share exchange date, had reorganized its capital stock.

On September 30, 2011, GRH entered into a Share Transfer and Issuance Agreement (the “Agreement”) with Han Glory International Investment Limited (“Han Glory International”), a company incorporated on April 28, 2011 under the laws of British Virgin Islands and Hua Mei Investments Limited (“Hua Mei”), a company incorporated on April 26, 2011 under the laws of the British Virgin Islands. Under the Agreement, GRH issued 74,814,862 shares to Hua Mei, the sole stockholder of Han Glory International, in exchange for all shares and beneficial interest of Han Glory International. This transaction is treated as a reverse merger, and therefore, after the share exchange, Han Glory International became the wholly owned subsidiary of GRH.

On May 18, 2011, Han Glory International purchased all shares of Greater China International Investment Limited (“Greater China International”), a company incorporated on December 4, 2009 under the laws of Hong Kong, from Zhihao Zhang, the sole stockholder of Greater China International, for $1,290 (HK$10,000). As a result, Greater China International became the wholly owned subsidiary of Han Glory International.

On January 13, 2010, Greater China International formed Nanchang Hanxin Agriculture Technology Co., Ltd, a wholly foreign-owned enterprise (“WFOE”) in the city of Nanchang, Jiangxi Province, the People’s Republic of China (“PRC”).

On February 5, 2010, the WFOE purchased all the shares of Xingguo General Fruit Industry Development Co., Ltd (“General Fruit”) from Jiangjun Hong Group Co., Ltd., Xingping Hou and Jiefeng Ren for $293,400. As a result, the WFOE acquired 100% interest in General Fruit. This transaction was a capital transaction in substance. That is, the transaction was a reverse recapitalization, equivalent to the issuance of stock by General Fruit for the net monetary assets of the WFOE accompanied by a recapitalization.

General Fruit was formed in Xingguo County, Jiangxi Province, under the corporate laws of PRC on March 5, 2003. The primary business of General Fruits is to grow and sell navel oranges. On July 14, 2008, after a series of equity transfer agreements, General Fruits acquired 90% interest in Xingguo General Red Navel Orange Preservation Company, Ltd. (“General Preservation”). On July 25, 2010,

General Fruit purchased the remaining 10% interest in General Preservation from Xingping Hou, the minority stockholder, for $295,000 (RMB 2,000,000) and owns 100% of General Preservation thereafter.

General Preservation, a citrus fruits company primarily engaged in preserving, packaging and marketing premium navel oranges, was formed as a limited liability company in Xingguo County, Jiangxi Province under PRC laws on November 22, 2005. General Preservation provides wholesale, retail, and institutional customers in China and several other countries with premium navel orange fruits under the trademark of “General Red”.

On September 26, 2011, GRH purchased all shares of Sheng Da Holding Limited (“Sheng Da BVI”), a company incorporated on May 18, 2011 under the laws of the British Virgin Islands, from General Red Company, Ltd (“General Red BVI”), a limited liability company incorporated on August 28, 2008 under the laws of British Virgin Islands, for $23,000. As a result, Sheng Da BVI became the wholly owned subsidiary of GRH. On September 29, 2011, Sheng Da BVI entered into a series of new agreements to terminate the old agreements with General Preservation, which were originally signed between General Red BVI and General Preservation on November 17, 2008, amended on June 10, 2011, and transferred to Sheng Da BVI by General Red BVI on June 30, 2011. The old agreements included a Consultation Agreement, an Operating Agreement, a Share Pledge Agreement, a Proxy Agreement and an Option Agreement. Upon the entry of these new agreements, General Preservation is no longer the Variable Interest Entity of Sheng Da BVI.

On June 28, 2013, at the Annual Meeting of stockholders, the stockholders of the Company approved an amendment to the Company’s Certificate of Incorporation. On June 28, 2013, the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Charter (the “Charter Amendment”). Pursuant to the Charter Amendment, the Company’s Charter was amended, effective as of July 12, 2013, to affect a reverse stock split of the Company’s shares of common stock. On July 12, 2013, the Company affected the 1 for 8 reverse split of the Company’s issued and outstanding common stock, decreasing the number of outstanding shares from 127,349,551 to 15,918,940. These statements have been retroactively adjusted to reflect this reverse split.